Summary of Sales Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	$ 83,966	$ 53,683	$ 76,589
Domestic Market [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	61,191	36,334	55,994
Domestic Market [Member] | Breakage [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	243	438	645
Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	50,643	30,276	46,913
ForeignMarketMember
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	22,775	17,349	20,595
ForeignMarketMember | Exports [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	21,491	15,945	18,085
ForeignMarketMember | Oil [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	14,942	11,720	13,180
ForeignMarketMember | FuelOiLincludingBunkerFuelMember
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	5,480	3,525	3,321
ForeignMarketMember | Other Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,069	700	1,584
ForeignMarketMember | Sales Abroad [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,284	1,404	2,510
Diesel [Member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	24,236	13,924	23,007
Gasoline [member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	11,910	6,313	9,810
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	4,491	3,383	4,159
Jet Fuel [Member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	2,271	1,455	3,832
Naphtha [Member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,699	1,694	1,669
FuelOiLincludingBunkerFuelMember | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	1,775	795	1,026
Other Oil Products [Member] | Domestic Market [Member] | Oil Products [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	4,261	2,712	3,410
Natural Gas [member] | Domestic Market [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	5,884	3,649	5,929
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	40	59	245
Electricities [Member] | Domestic Market [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	2,902	1,109	1,322
Services And Others [Member] | Domestic Market [Member]
DisclosureSalesRevenuesLineItems [Line Items]
Sales revenues	$ 808	$ 755	$ 940